REDEEMABLE PREFERRED SHARES (Detail Textuals) (USD $)	0 Months Ended
	Nov. 15, 2011	Dec. 31, 2014	Dec. 31, 2013
Redeemable Preferred Shares [Line Items]
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Class A Preferred Shares
Redeemable Preferred Shares [Line Items]
Preferred stock, shares authorized	25,000,000
Preferred stock, voting rights	The Class A Preferred Shares have voting rights (one vote per share) equal to those of the Company's common shares.
Cumulative cash dividend, percentage	10.00%
Preferred stock, redemption rights	At any time, the holders of the Class A Preferred Shares may elect to have the Company redeem the Class A Preferred Shares for an amount equal to $1.00 per share. At any time, the Company may redeem the Class A Preferred Shares for an amount equal to $1.00 per share.
Preferred stock, redemption price (in dollars per share)	$ 1.00
Class A Preferred Shares | Common share | Conversion date, July 31, 2012
Redeemable Preferred Shares [Line Items]
Preferred stock, conversion price (in dollars per share)	$ 0.60
Class A Preferred Shares | Common share | Conversion date between August 1, 2012 and July 31, 2013
Redeemable Preferred Shares [Line Items]
Preferred stock, conversion price (in dollars per share)	$ 1.00
Class A Preferred Shares | Common share | Conversion date between August 1, 2013 and July 31, 2015
Redeemable Preferred Shares [Line Items]
Preferred stock, conversion price (in dollars per share)	$ 1.50